SCHEDULE OF FAIR VALUE ASSUMPTIONS FOR OPTIONS GRANTED (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Price at valuation	$ 1.15	$ 5.04
Risk free interest, minimum	3.83%	2.32%
Risk free interest, maximum	4.42%	3.58%
Expected term (in years)	5 years	5 years
Volatility, minimum	133.10%	125.30%
Volatility, maximum	133.60%	127.90%
Minimum [Member]
Price at valuation	$ 1.20	$ 0.45
Exercise price	1.20	0.45
Maximum [Member]
Price at valuation	1.24	0.78
Exercise price	$ 1.24	$ 0.78